Provisions - Amounts of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Employee benefits	€ 1,110	€ 886
Termination plans	486	441
Post-employment defined benefit plans	11	9
Other benefits	613	436
Dismantling of assets	96	125
Other provisions	466	901
Total	1,672	1,912
Non-current
Employee benefits	5,789	4,499
Termination plans	729	805
Post-employment defined benefit plans	565	389
Other benefits	4,495	3,305
Dismantling of assets	847	784
Other provisions	1,850	2,237
Total	8,486	7,520
Total
Employee benefits	6,899	5,385
Termination plans	1,215	1,246	€ 1,797
Post-employment defined benefit plans	576	398
Other benefits	5,108	3,741
Dismantling of assets	943	909
Other provisions	2,316	3,138
Total	€ 10,158	€ 9,432